Business Combinations - Fair value of Apex assets acquired and liabilities assumed (Details 1) (Apex [Member])	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CAD	Jun. 09, 2014 Fair Value CAD	Jun. 04, 2012 Fair Value USD ($)
Assets acquired:
Accounts receivable				$ 243,000
Due from related party				412,000
Other current assets				62,000
Property and equipment				30,000
Intangible assets				4,466,000
Goodwill				2,449,000
Total assets				7,662,000
Liabilities assumed:
Accounts payable and other accrued liabilities				194,000
Unearned revenue				297,000
Deferred tax liability				1,184,000
Total liabilities assumed				1,675,000
Net assets acquired				5,987,000
Purchase consideration:
Cash paid at closing				4,801,000
Accrued earn out consideration	279,000	311,000	400,000	1,186,000
Total purchase consideration				$ 5,987,000